Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2025
Other comprehensive income (loss)
Schedule of changes in components of other comprehensive income (loss)

Other comprehensive income (loss)
in € K
	2025			2024			2023

	Pretax	Tax effect	Net	Pretax	Tax effect	Net	Pretax	Tax effect	Net
Components that will not be reclassified to profit or loss:
FVOCI equity investments	6,537	215	6,752	(15,586)	(98)	(15,684)	18,046	(209)	17,837
Actuarial gain (loss) on defined benefit pension plans	72,462	(23,173)	49,289	15,990	(2,843)	13,147	(58,455)	16,405	(42,050)

Components that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustment, net of reclassification adjustments resulting from deconsolidation	(1,544,634)	—	(1,544,634)	727,473	—	727,473	(607,873)	—	(607,873)
FVOCI debt securities	7,639	(1,265)	6,374	(857)	271	(586)	7,299	(1,321)	5,978
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedging reserve during the period	27,946	(8,425)	19,521	(7,159)	783	(6,376)	2,787	(1,031)	1,756
Cost of hedging	(3,842)	1,161	(2,681)	(895)	39	(856)	(3,547)	1,132	(2,415)
Reclassification adjustments	(2,812)	1,784	(1,028)	(2,718)	1,502	(1,216)	(4,718)	1,474	(3,244)
Total other comprehensive income (loss) relating to cash flow hedges	21,292	(5,480)	15,812	(10,772)	2,324	(8,448)	(5,478)	1,575	(3,903)

Other comprehensive income (loss)	(1,436,704)	(29,703)	(1,466,407)	716,248	(346)	715,902	(646,461)	16,450	(630,011)